Share-based payments - Valuation Assumptions (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long Term Incentive Plan | Total Company
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	25.00%	27.00%
Average expected term to exercise (years)	3 years	3 years
Risk-free rate (%)	4.00%	3.50%
Expected dividend yield (%)	9.80%	7.70%
Share price at date of grant (in £ per share)	£ 23.84	£ 29.71
Long Term Incentive Plan | Total Company | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	£ 15.92	£ 23.15
Long Term Incentive Plan | Total Company | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	17.75	23.61
Long Term Incentive Plan | Management Board | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	13.38	20.46
Long Term Incentive Plan | Management Board | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	£ 17.75	£ 23.61
Deferred Share Bonus Scheme (DSBS) | Total Company
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	25.00%	27.00%
Average expected term to exercise (years)	3 years	3 years
Risk-free rate (%)	4.00%	3.50%
Expected dividend yield (%)	9.80%	7.70%
Share price at date of grant (in £ per share)	£ 23.84	£ 29.71
Fair value at grant date (in £ per share)	£ 17.75	£ 23.61
Deferred Share Bonus Scheme (DSBS) | Management Board
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	£ 17.75	£ 23.61